Note 2 - Liquidity (Details) (USD $)	1 Months Ended	3 Months Ended									12 Months Ended				1 Months Ended
	Aug. 31, 2013	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2014
Note 2 - Liquidity (Details) [Line Items]
Proceeds from Convertible Debt	$ 10,500,000	$ (113,558)				$ (122,898)					$ 12,499,998		$ 10,500,000
Working Capital		5,494,148	8,200,000								8,200,000
Net Income (Loss) Attributable to Parent		(4,194,465)	(4,346,638)	(2,576,750)	(3,035,704)	(357,225)	(3,510,651)	(3,869,099)	(2,604,885)	(3,078,891)	(10,316,317)		(13,063,526)	(9,732,399)
Net Cash Provided by (Used in) Operating Activities		(2,856,815)
Gross Proceeds From Sale of Common Stock and Issuance Of Convertible PIK Notes												16,060,000
Mandatorily Convertible PIK Notes Due 2018 [Member]
Note 2 - Liquidity (Details) [Line Items]
Proceeds from Convertible Debt															12,500,000
Debt Instrument, Interest Rate, Stated Percentage															10.00%
PIK Note [Member]
Note 2 - Liquidity (Details) [Line Items]
Proceeds from Convertible Debt															$ 12,500,000